Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of year	$ 70,422	$ 48,727
Accretion expense	3,336	2,818
Liabilities incurred and assumed in business combinations	14,735	20,984
Liabilities settled	(4,490)	(2,061)
Revisions in estimated cash flows	5,601	(46)
Balance at end of year	$ 89,604	$ 70,422